Equity (Details) $ / shares in Units, $ in Thousands				3 Months Ended
	Mar. 25, 2022 USD ($) $ / shares	Jan. 07, 2021 USD ($) shares	Dec. 11, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
Equity [Abstract]
Share capital				$ 11,410			$ 11,240
Ordinary shares subscribed and disbursed (in shares) | shares				114,095,845
Nominal value per share (in dollars per share) | $ / shares				$ 0.10
Voting right per share | Vote				1
Liability reclassified to equity				$ 9,000
Treasury shares held (in shares) | shares				0
Number of treasury share transactions in the period (in shares) | shares				0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date				Feb. 25, 2022
Dividend paid date				Mar. 25, 2022
Dividends paid (in dollars per share) | $ / shares	$ 0.44
Dividends paid	$ 49,700
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares				136,114			141,482
Algonquin [Member]
Equity [Abstract]
Ownership interest				42.90%
Proportion of voting rights held by non-controlling interests				41.50%
Net proceeds		$ 131,000
Dividends paid to non-controlling interests				$ 7,300	$ 4,300
Public Offering [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares			$ 33
Shares issued (in shares) | shares			5,069,200
Gross proceeds			$ 167,000
Net proceeds			$ 161,000
Over-Allotment Option [Member]
Equity [Abstract]
Shares issued (in shares) | shares			661,200
Private Placement [Member] | Algonquin [Member]
Equity [Abstract]
Ownership interest		44.20%
Shares issued (in shares) | shares		4,020,860
Gross proceeds		$ 133,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares				$ 33.65	$ 38.43
Shares issued (in shares) | shares				1,556,758	1,613,079
Net proceeds				$ 51,000	$ 61,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering				$ 150,000		$ 150,000